Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities Activities

The following table shows ROU assets and operating lease liabilities, and the associated financial statement line items as of December 31:

	2025	2024
Assets
Operating lease right-of-use assets, net	$733	$36,923

Liabilities
Operating lease liabilities, current	$733	$36,190
Operating lease liabilities, non-current	$-	$733

Weighted average remaining lease term (in years)	Approximately 0.08 years	Approximately 1.08 years
Weighted average discount rate (%)	5.50%	5.22%

Information relating to operating lease activities during the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$-	$70,735	$-

Operating lease expenses
Amortization of operating lease right-of-use assets	$36,190	$33,812	$-
Interest of lease liabilities	1,010	2,653	-
Total operating lease expenses	$37,200	$36,465	$-

Schedule of Maturities Lease Liabilities	Maturities of lease liabilities were as follows:
As of December 31, 2025
2026	$736

Total lease payments	$736
Less: imputed interest	(3)
Total	$733